Long Term Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long term debt	Long Term Debt
Long term debt is comprised of the following borrowings:

			December 31,
Borrower	Commencement	Maturity	2022	2023
Safe Bulkers	September 2021	September 2026	10,500	10,500
Safe Bulkers	December 2021	December 2026	20,600	20,600
Monagrouli	April 2020	April 2027	19,360	19,360
Pelea - Vasstwo - Eniaprohi - Vassone	December 2018	December 2028	23,750	23,750
Shimafive	October 2023	October 2030	—	25,500
Sub Total Credit facility			74,210	99,710
Safe Bulkers	December 2021	December 2026	—	13,000
Eptaprohi - Soffive - Marinouki - Marathassa - Kerasies - Pemer - Lofou	December 2022	December 2028	15,000	50,000
Pentakomo - Maxdekatria - Gloverthree - Gloverseven	June 2023	June 2031	—	30,000
Sub Total Revolving credit facility			15,000	93,000
Pentakomo	January 2020	January 2023	10,500	—
Maxdekatria	January 2020	January 2023	10,500	—
Shikokuokto	December 2019	September 2023	14,000	—
Gloversix	December 2019	September 2023	14,560	—
Maxdeka	November 2019	August 2025	14,978	12,821
Shikoku	November 2019	August 2025	15,756	13,486
Shikokutessera	November 2019	August 2025	15,384	13,216
Glovertwo	November 2019	August 2025	14,412	12,342
Maxtessera	April 2021	October 2026	24,798	21,401
Kyotofriendo One	September 2022	September 2027	24,690	21,737
Pinewood	February 2021	February 2031	20,695	18,823
Shikokuepta	August 2021	August 2031	21,167	19,167
Agros	May 2022	May 2032	24,943	23,197
Yasudyo	September 2023	September 2033	—	29,051
Shimaeight	November 2023	November 2033	—	27,616
Sub Total Sale and leaseback financing			226,383	212,857
Safe Bulkers Participations	February 2022	February 2027	106,985	110,364
Sub Total Bond			106,985	110,364
Total			422,578	515,931
Current portion of long-term debt			45,722	27,156
Long-term debt			376,856	488,775
Total debt			422,578	515,931
Current portion of deferred financing costs			2,166	2,375
Deferred financing costs non-current			6,050	6,384
Total deferred financing costs			8,216	8,759
Total debt			422,578	515,931
Less: Total deferred financing costs			8,216	8,759
Total debt, net of deferred financing costs			414,362	507,172
Less: Current portion of long-term debt, net of current portion of deferred financing costs			43,556	24,781
Long-term debt, net of deferred financing costs, non-current			370,806	482,391
A. Credit Facilities & Revolving Credit Facilities

During 2018, Pelea, Vasstwo, Eniaprohi and Vassone entered into a credit facility with a financial institution for $47,750, secured by the vessels owned by them. The credit facility was drawn down in two tranches, a tranche of $23,075 drawn down in 2018 and a second tranche of $24,675 drawn down in 2019. During 2022, the maturity of the facility was extended to December 2028.

During 2020, Monagrouli entered into a credit facility with a financial institution for $26,400, regarding the newbuild vessel Monagrouli had agreed to acquire. The credit facility was drawn down in 2020 upon the delivery of the newbuild vessel.

In September 2021, Safe Bulkers amended one of its credit facilities and agreed to a new structure for a credit facility of $60,000 secured by the vessels owned by Eniadefhi, Maxdodeka, Gloverfour, Gloverfive and Youngone, comprising a term loan tranche of $30,000 and a reducing revolving credit facility tranche providing for a drawdown capacity of up to $30,000. The proceeds from the credit facility were used to partially refinance loan facilities with the same financial institution of an outstanding term loan tranche of $71,139 and a revolving credit facility tranche with a drawdown capacity of $7,000, secured by six vessels. Five of those vessels secured the new credit facility, and the vessel owned by Shikokuexi remained debt free. As of December 31, 2023, no amount was outstanding and an amount of $30,000 was available for drawdown under the reducing revolving credit facility tranche. In January 2024, the vessel owned by Youngone was released from the security package and the availability of the revolving credit facility tranche was reduced by $5,000.

In December 2021, Safe Bulkers entered into a credit facility of $100,000 secured by the vessels owned by Youngtwo, Shikokupente, Maxeikositessera, Maxenteka, Maxpente and Shikokuennia, comprising a term loan tranche of $50,000 and a reducing revolving credit facility tranche providing for a drawdown capacity of up to $50,000. The proceeds were used to refinance loan facilities in the amount of $50,000 secured by five of these vessels, and the repurchase of the vessel owned by Youngtwo under a sale and leaseback agreement. In July 2023, the vessel owned by Maxeikositessera was released from the security package, and in September 2023, the vessel owned by Shikokuokto was added to the security package, in both cases without any amendment of either the term loan tranche or the availability of the reducing revolving credit facility tranche. As of December 31, 2023, $13,000 was outstanding and an amount of $37,000 was available for drawdown under the reducing revolving credit facility tranche.

In December 2022, Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Lofou entered into a revolving reducing credit facility for an amount up to $80,000 secured by the vessels owned by them. At the same time, all credit facilities with this financial institution were refinanced and cancelled, namely the revolving credit facility of the Company that had been signed in 2019 for an original amount of $20,000, the Lofou credit facility signed in 2020 for an original amount up to $20,000, increased to $25,000 in July 2022, and the Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Petra credit facility and reducing revolving credit facility signed in 2021 for an original amount of up to $70,000. During the year ended December 31, 2023, the maturity of the revolving reducing credit facility was extended from June 2028 to December 2028 and its margin was amended. In December 2023, the vessel owned by Kerasies was released from the security package without any amendment in the availability of the reducing revolving credit facility. As of December 31, 2023, an amount of $50,000 was outstanding and an amount of $30,000 was available for drawdown under the reducing revolving credit facility tranche.

During 2022, Shimafive entered into a credit facility with a financial institution for $25,500, regarding the newbuild vessel Shimafive has agreed to acquire. The credit facility was drawn down in October 2023 upon delivery of the newbuild vessel.

During 2022, Shimaseven entered into a credit facility with a financial institution for $25,500, regarding the newbuild vessel Shimaseven has agreed to acquire. The credit facility was drawn down in January 2024 upon delivery of the newbuild vessel.

In January 2023, Pentakomo, Maxdekatria, Gloverthree,and Gloverseven entered into a credit facility with a financial institution for a reducing revolving credit facility providing for a drawdown capacity of up to $67,500, to be converted to a credit facility in June 2026. The facility was made available in June 2023, upon delivery of the newbuild vessel Gloverseven had agreed to acquire. As of December 31, 2023, an amount of $30,000 was outstanding and an amount of $34,500 was available for drawdown under the reducing revolving credit facility.
B. Sale and Leaseback Financings

Sale and leaseback financing represents financing obtained from concluding an agreement to sell the vessel and then lease her back under a bareboat charter for a pre-determined period with either an obligation or an option to purchase (that is reasonably certain, at inception, will be exercised) the vessel back at the end of the respective charter period or an option to purchase the respective vessel during the charter period at predetermined purchase prices. Transactions which involve a purchase obligation (or a purchase option that is reasonably certain, at inception, that will be exercised) are treated as a failed sale and hence represent merely a financing arrangement. The above table includes eleven such facilities outstanding as of December 31, 2023, whereby the relevant vessels were formerly owned by our respective subsidiaries and ownership will revert back to the Company on settlement of the outstanding amounts. Details of these facilities are as follows:

Each of Shikokutessera, Maxdeka, Shikoku and Glovertwo entered into a sale and leaseback agreement in November 2019, with third party companies, subsidiaries of a financial institution, regarding the respective vessel owned by the relevant subsidiary. The proceeds from each of these agreements were used to fully prepay the amount outstanding under previous credit facilities secured by the respective vessels and for general corporate purposes. Under these agreements, the respective vessel was sold and leased back on a bareboat charter basis, in the case of the vessel owned by Shikokutessera for a period of 8 years, and in the case of the other three vessels for seven and a half years. Each respective subsidiary holds an option to purchase back its respective vessel five years and nine months after the commencement of the respective bareboat charter. The sale and leaseback agreements include onerous provisions for the relevant subsidiaries in the event that such options are not exercised. The Company has verbally committed to exercise this purchase option for all four vessels. In view of this commitment and the onerous provisions if the options are not exercised, the Company has assessed that these transactions be recorded as financing transactions.

Each of Shikokuokto and Gloversix entered into a sale and leaseback agreement in December 2019, with third party companies, subsidiaries of a financial institution, regarding the respective vessel owned by the relevant subsidiary. The proceeds from each of these agreements were used to fully prepay the amount outstanding under previous credit facilities secured by the respective vessels and for general corporate purposes. Under these agreements, each vessel was sold and leased back on a bareboat charter basis for a period of 8 years, with a purchase obligation at the end of the 8th year. Furthermore, each respective subsidiary holds an option to purchase back its respective vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of the subsidiaries to purchase the respective vessels at the end of the bareboat charter, the Company has assessed that these transactions be recorded as financing transactions. In September 2023, both Shikokuokto and Gloversix exercised their respective purchase options, repaid all outstanding amounts under the sale and leaseback agreements and took ownership of the respective vessels.

Each of Pentakomo and Maxdekatria entered into a sale and leaseback agreement in January 2020, with third party companies, subsidiaries of a financial institution, regarding the respective vessel owned by the relevant subsidiary. The proceeds from each of these agreements were used to fully prepay the amount outstanding under previous credit facilities secured by the respective vessels and for general corporate purposes. Under these agreements, each vessel was sold and leased back on a bareboat charter basis for a period of 6 years, with a purchase obligation at the end of the 6th year. Furthermore, each respective subsidiary held an option to purchase back its respective vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of the subsidiaries to purchase the respective vessels at the end of the bareboat charter, the Company has assessed that these transactions be recorded as financing transactions. In January 2023, both Pentakomo and Maxdekatria exercised their respective purchase options, repaid all outstanding amounts under the sale and leaseback agreements and took ownership of the respective vessels.

Pinewood entered into a sale and leaseback agreement in January 2021, consummated in February 2021, with an unrelated third party, regarding the vessel owned by Pinewood. The proceeds were used for the redemption of all issued and outstanding shares of Pinewood's series A cumulative redeemable perpetual preferred stock that had been previously issued to a third party investor and for general corporate purposes. Under the agreement, the vessel was sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10th year. Furthermore, Pinewood holds an option to purchase back the vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of Pinewood to purchase the vessel at the end of the bareboat charter, the Company has assessed that this transaction be recorded as financing transaction.

Maxtessera entered into a sale and leaseback agreement in March 2021, consummated in April 2021, with a third party company, subsidiary of a financial institution, regarding the vessel owned by Maxtessera. The proceeds from this agreement were used to fully prepay the amount outstanding under a previous credit facility secured by the vessel and for general corporate purposes. Under this agreement, the vessel was sold and leased back on a bareboat charter basis for a period of 7 years. Maxtessera holds an option to purchase back its vessel five years and six months after the commencement of the bareboat charter. The sale and leaseback agreement includes onerous provisions for the subsidiary in the event that such option is not exercised. The Company has verbally committed to exercise this purchase option. In view of this commitment and the onerous provisions where the option was not exercised, the Company has assessed that this transaction be recorded as a financing transaction.

Shikokuepta entered into a sale and leaseback agreement in July 2021, consummated in August 2021, with an unrelated third party, regarding the vessel owned by Shikokuepta. The proceeds were used for general corporate purposes. Under the agreement, the vessel was sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10th year. Furthermore, Shikokuepta holds an option to purchase back the vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of Shikokuepta to purchase the vessel at the end of the bareboat charter, the Company has assessed that this transaction be recorded as financing transaction.

Agros entered into a sale and leaseback agreement in October 2020, with an unrelated third party, regarding the newbuild vessel Agros had agreed to acquire. The transaction was consummated in May 2022 upon delivery of the vessel to Agros. Under the agreement, the vessel was sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10th year. Furthermore, Agros holds an option to purchase back the vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of Agros to purchase the vessel at the end of the bareboat charter, the Company has assessed that this transaction be recorded as a financing transaction.

Kyotofriendo One entered into a sale and leaseback agreement, with an unrelated third party in 2022, regarding the second-hand vessel Kyotofriendo One acquired during 2022. Under the agreement, the vessel was sold and leased back on a bareboat charter basis for a period of five years, with a purchase obligation at the end of the 5th year. Furthermore, Kyotofriendo One holds an option to purchase back the vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of Kyotofriendo One to purchase the vessel at the end of the bareboat charter, the Company has assessed that this transaction be recorded as a financing transaction.

Yasudyo entered into a sale and leaseback agreement in March 2023, with an unrelated third party, regarding the newbuild vessel Yasudyo had agreed to acquire. The transaction was consummated in September 2023 upon delivery of the vessel to Yasudyo. Under the agreement, the vessel was sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10th year. Furthermore, Yasudyo holds an option to purchase back the vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of Yasudyo to purchase the vessel at the end of the bareboat charter, the Company has assessed that this transaction be recorded as a financing transaction.

Shimaeight entered into a sale and leaseback agreement in October 2023, with an unrelated third party, regarding the newbuild vessel Shimaeight had agreed to acquire. The transaction was consummated in November 2023 upon delivery of the vessel to Shimaeight. Under the agreement, the vessel was sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10th year. Furthermore, Shimaeight holds an option to purchase back the vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of Shimaeight to purchase the vessel at the end of the bareboat charter, the Company has assessed that this transaction be recorded as a financing transaction.

Shimasix entered into a sale and leaseback agreement in December 2023, with an unrelated third party, regarding the newbuild vessel Shimasix had agreed to acquire. The transaction was consummated in January 2024 upon delivery of the vessel to Shimasix. Under the agreement, the vessel was sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10th year. Furthermore, Shimasix holds an option to purchase back the vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of Shimasix to purchase the vessel at the end of the bareboat charter, the Company has assessed that this transaction be recorded as a financing transaction.

Our financing facilities bear interest at SOFR plus a margin plus a credit adjustment spread where applicable, except for the Kyotofriendo One sale and leaseback transaction and a portion of each of Shikokutessera, Maxdeka, Shikoku, Glovertwo and Maxtessera sale and leaseback transactions. A portion of each of the Shikokutessera, Maxdeka, Shikoku, Glovertwo and Maxtessera financing facilities are deemed to incur interest at a fixed rate calculated so that the initial facility amount be amortized to maturity down to the purchase option price of each vessel.

Our financing facilities are generally repayable by monthly or quarterly principal installments and a balloon payment due on maturity. The fair value of debt outstanding on December 31, 2023 amounted to $407,595 when valuing the Shikokutessera, Maxdeka, Shikoku, Glovertwo, Maxtessera and Kyotofriendo One loan facilities on the basis of the deemed equivalent fixed rate, as applicable on December 31, 2023, which are considered to be Level 2 items in accordance with the fair value hierarchy.
In addition to the Shimasix and Shimaseven financings noted above, which were both available upon delivery of the respective vessel, as of December 31, 2023, a total amount of $131,500 was available for drawdown under the reducing revolving credit facilities and reducing revolving credit facility tranches.

Our loan and credit facilities were secured as follows:

•First priority mortgages over the vessels owned by the Company or title of ownership for the vessels under sale and lease back finance arrangements;
•First priority assignment of all insurances and earnings of the relevant vessels; and
•Guarantee from Safe Bulkers in respect of facilities entered into by the Subsidiaries.
The financing agreements contain debt covenants including restrictions as to changes in management and ownership of the vessels, entering into certain long-term charters, additional indebtedness and mortgaging of vessels without the respective lender’s prior consent, minimum vessel insurance cover ratio requirements, as well as minimum fair vessel value ratio to outstanding loan principal requirements (the “Minimum Value Covenant”). The Minimum Value Covenant must not fall below 105%, 112%, 120% or 135% as the case may be. The borrowers are permitted to pay dividends to their owners as long as no event of default under the respective loan has occurred or has not been remedied or would occur as a result of the payment of such dividends.
Certain of the financing agreements require the respective borrowers to maintain at all times a minimum balance in each vessel operating account, from $200 to $500.
The Safe Bulkers facilities and the corporate guarantees of the Company include the following financial covenants:
•total consolidated liabilities divided by total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets), must not exceed 85% (the “Consolidated Leverage Covenant”);
•total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets) less its total consolidated liabilities must not be less than $150,000 (the “Net Worth Covenant”);
•the ratio of EBITDA over consolidated interest expense must not be less than 2.0:1, on a trailing 12 months’ basis (the “EBITDA Covenant”);
•a minimum of 30% or 35%, as per the relevant agreement, of its voting and ownership rights shall remain directly or indirectly beneficially owned by the Hajioannou family for the duration of the relevant credit facilities and in the case of one facility Polys Hajioannou beneficially holds a minimum of 20% of the voting and ownership rights (the “Control Covenant”); and
•payment of dividends is subject to no event of default having occurred and be continuing or would occur as a result of the payment of such dividends.
The Minimum Value Covenant, Consolidated Leverage Covenant, EBITDA Covenant, Net Worth Covenant and Control Covenant do not apply to the Pinewood, Shikokuepta, Agros, Kyotofriendo One, Yasudyo, Shimaeight and Shimasix financing agreements. The EBITDA Covenant does not apply to the Monagrouli and Shimafive loan facilities. The Minimum Value Covenant does not apply to the Maxdeka, Shikoku, Shikokutessera, Glovertwo and Maxtessera financing agreements.
As of December 31, 2023, the Company was in compliance with all debt covenants in effect, with respect to its financing facilities.
C. Unsecured Bond

In February 2022, the Company, through its wholly owned subsidiary, Safe Bulkers Participations Plc (the “Issuer”), issued €100,000,000 of unsecured bonds to investors and listed the bonds on the Athens Exchange (the "Bond"). The Bond matures in February 2027 and carries a coupon of 2.95%, payable semi-annually. The bond offering was completed on February 11, 2022, and the trading of the bonds on the Athens Exchange commenced on February 14, 2022.

The Bond can be called in part (pro rata) or in full by the Issuer on any coupon payment date, after the second anniversary and until six months prior to maturity. If the Bond is redeemed (in part or in full) on i) the 5th and/or 6th coupon payment date, bondholders will receive a premium of 1.5% on the nominal amount of the bond redeemed, ii) the 7th and/or 8th coupon payment date, bondholders will receive a premium of 0.5% on the nominal amount of the bond redeemed; and iii) the 9th coupon payment date, no premium shall be paid for a redemption. In case there is a material change in the tax treatment of the Bond for the Issuer, then the Issuer has the right, at any time, to fully prepay the Bond without paying any premium. The Issuer can exercise the early redemption right in part, one or more times, by prepaying each time a nominal amount of bonds equal to at least €10,000,000, provided that the remaining nominal amount of the bonds after the early redemption is not lower than €50,000,000.

As of December 31, 2023, the outstanding balance of the Bond amounted to $110,364. The fair value of the Bond determined through Level 1 of the fair value hierarchy as at December 31, 2023, amounted to €93,999,000 or $103,741.

The Bond includes the following financial covenants for the Company:
•total consolidated liabilities divided by total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets), must not exceed 85%;
•total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets) less its total consolidated liabilities must not be less than $150,000;
•the ratio of EBITDA over consolidated interest expense must not be less than 2.0:1, on a trailing 12 months’ basis; and
•a minimum of 30% of its voting and ownership rights shall remain directly or indirectly beneficially owned by the Hajioannou family for the duration of the Bond.
As of December 31, 2023, the Company was in compliance with all covenants in effect, with respect to the Bond.
The estimated minimum annual principal payments required to be made after December 31, 2023, based on the above credit facilities, sale and leaseback financings and the Bond are as follows:

To December 31,
2024	$27,156
2025	77,459
2026	66,319
2027	162,158
2028	70,951
2029 and thereafter	111,888
Total	$515,931

Total interest incurred on long-term debt for the years ended December 31, 2021, December 31, 2022 and December 31, 2023 amounted to $14,776, $17,651 and $27,285, respectively, which includes interest capitalized of $57, $513 and $2,578 for the years ended December 31, 2021, December 31, 2022 and December 31, 2023, respectively. The average interest rate (including the margin in the case of credit facilities and sale and leaseback financings) for all long-term debt during the years December 31, 2021, December 31, 2022 and December 31, 2023 was 2.642% p.a., 3.255% p.a. and 6.034% p.a., respectively.